Cover	Jun. 06, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 06, 2024
Entity File Number	1-13412
Entity Registrant Name	HUDSON TECHNOLOGIES INC /NY
Entity Central Index Key	0000925528
Entity Tax Identification Number	13-3641539
Entity Incorporation, State or Country Code	NY
Entity Address, Address Line One	300 Tice Boulevard
Entity Address, Address Line Two	Suite 290
Entity Address, City or Town	Woodcliff Lake
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07677
City Area Code	845
Local Phone Number	735-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	HDSN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false